Significant Accounting Policies - Schedule of Advertising Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Selling General And Administrative Expense [Abstract]
Advertising expense	$ 29,238	$ 22,344	$ 9,342
Vendor rebates	(9,905)	(5,745)	(1,650)
Advertising expense, net of rebates	$ 19,333	$ 16,599	$ 7,692